Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 61.6%
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	$4,723,808	$2,031,332
ACC Auto Trust 2021-A C, 3.7900%, 4/15/27 (144A)	6,000,000	5,645,612
ACC Auto Trust 2021-A D, 6.1000%, 6/15/29 (144A)	3,700,000	3,482,480
ACM Auto Trust 2022-1A C, 5.4800%, 4/20/29 (144A)	8,250,000	8,208,664
Affirm Asset Securitization Trust 2021-A C, 1.6600%, 8/15/25 (144A)	7,630,000	7,461,323
Affirm Asset Securitization Trust 2021-A D, 3.4900%, 8/15/25 (144A)	3,350,000	3,261,247
Affirm Asset Securitization Trust 2021-A E, 5.6500%, 8/15/25 (144A)	2,010,000	1,960,940
AGL CLO 1 Ltd 2021-10A D,
ICE LIBOR USD 3 Month + 2.9000%, 5.4120%, 4/15/34 (144A)‡	8,000,000	6,830,648
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	6,926,237	6,538,695
Apidos CLO 2013-12A ER,
ICE LIBOR USD 3 Month + 5.4000%, 7.9120%, 4/15/31 (144A)‡	3,150,000	2,555,551
Apidos CLO 2013-15A A1RR,
ICE LIBOR USD 3 Month + 1.0100%, 3.7199%, 4/20/31 (144A)‡	4,209,000	4,117,905
Avis Budget Rental Car Funding AESOP LLC 2018-2A D, 3.0400%, 3/20/25 (144A)	13,000,000	12,343,985
Avis Budget Rental Car Funding AESOP LLC 2019-2A D, 3.0400%, 9/22/25 (144A)	5,000,000	4,611,985
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27 (144A)	6,000,000	5,108,591
BAMLL Commercial Mortgage Securities Trust 2014-FRR4 CK29,
0%, 5/27/23 (144A)	15,370,000	14,396,901
Benefit Street Partners CLO Ltd 2016-10A CRR,
ICE LIBOR USD 3 Month + 3.5000%, 6.2099%, 4/20/34 (144A)‡	6,750,000	5,894,552
Benefit Street Partners CLO Ltd 2016-10A DRR,
ICE LIBOR USD 3 Month + 6.7500%, 9.4599%, 4/20/34 (144A)‡	5,000,000	4,187,075
Benefit Street Partners CLO Ltd 2020-21A ER,
ICE LIBOR USD 3 Month + 6.7000%, 7.7443%, 10/15/34 (144A)‡	3,000,000	2,538,345
BlueMountain CLO XXVI Ltd 2019-24A ER,
ICE LIBOR USD 3 Month + 6.8400%, 9.5499%, 4/20/34 (144A)‡	6,500,000	5,453,812
BlueMountain CLO XXVI Ltd 2019-25A D2R,
ICE LIBOR USD 3 Month + 4.1500%, 6.6620%, 7/15/36 (144A)‡	6,250,000	5,816,925
BlueMountain CLO XXVI Ltd 2019-25A ER,
ICE LIBOR USD 3 Month + 7.2500%, 8.2943%, 7/15/36 (144A)‡	6,000,000	4,881,504
BlueMountain CLO XXVI Ltd 2019-26A ER,
ICE LIBOR USD 3 Month + 7.1300%, 9.8399%, 10/20/34 (144A)‡	7,000,000	6,016,752
BlueMountain CLO XXVI Ltd 2021-28A A,
ICE LIBOR USD 3 Month + 1.2600%, 3.7720%, 4/15/34 (144A)‡	5,000,000	4,809,845
BPR Trust 2022-OANA D,
CME Term SOFR 1 Month + 3.6950%, 6.5404%, 4/15/37 (144A)‡	15,000,000	14,526,564
Business Jet Securities LLC 2020-1A B, 3.9670%, 11/15/35 (144A)	4,861,232	4,343,326
Business Jet Securities LLC 2021-1A B, 2.9180%, 4/15/36 (144A)	2,212,625	1,878,083
Business Jet Securities LLC 2021-1A C, 5.0670%, 4/15/36 (144A)	2,126,716	1,938,972
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37 (144A)	4,604,385	4,299,942
BX Commercial Mortgage Trust 2019-MMP F,
ICE LIBOR USD 1 Month + 2.7921%, 5.6101%, 8/15/36 (144A)‡	12,935,269	12,334,604
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.6500%, 5.4680%, 10/15/36 (144A)‡	15,440,250	14,720,088
BX Commercial Mortgage Trust 2021-21M E,
ICE LIBOR USD 1 Month + 2.1710%, 4.9890%, 10/15/36 (144A)‡	9,000,000	8,444,031
BX Commercial Mortgage Trust 2021-ARIA E,
ICE LIBOR USD 1 Month + 2.2445%, 5.0625%, 10/15/36 (144A)‡	10,000,000	9,263,030
BX Commercial Mortgage Trust 2021-LBA EJV,
ICE LIBOR USD 1 Month + 2.0000%, 4.8180%, 2/15/36 (144A)‡	11,200,000	10,349,625
BX Commercial Mortgage Trust 2021-LBA EV,
ICE LIBOR USD 1 Month + 2.0000%, 4.8180%, 2/15/36 (144A)‡	9,000,000	8,316,666
BX Commercial Mortgage Trust 2021-SOAR F,
ICE LIBOR USD 1 Month + 2.3500%, 5.1680%, 6/15/38 (144A)‡	7,129,989	6,695,287
BX Commercial Mortgage Trust 2021-SOAR J,
ICE LIBOR USD 1 Month + 3.7500%, 6.5680%, 6/15/38 (144A)‡	9,229,088	8,576,727
BX Commercial Mortgage Trust 2021-VINO G,
ICE LIBOR USD 1 Month + 3.9523%, 6.7703%, 5/15/38 (144A)‡	12,000,000	10,938,204
BX Commercial Mortgage Trust 2021-VOLT F,
ICE LIBOR USD 1 Month + 2.4000%, 5.2177%, 9/15/36 (144A)‡	8,440,000	7,968,719
BX Commercial Mortgage Trust 2021-VOLT G,
ICE LIBOR USD 1 Month + 2.8500%, 5.6677%, 9/15/36 (144A)‡	6,000,000	5,521,262
Carlyle Global Markets Strategies 2012-3A CR2,
ICE LIBOR USD 3 Month + 3.5000%, 5.9830%, 1/14/32 (144A)‡	4,139,000	3,634,311
CarMax Auto Owner Trust 2022-3 D, 6.2000%, 1/16/29	6,250,000	6,091,930
Carvana Auto Receivables Trust 2019-2A XS, 0%, 4/15/26 (144A)‡,¤	102,390,333	327,649
Carvana Auto Receivables Trust 2019-4A XS, 0%, 10/15/26 (144A)‡,¤	73,083,633	277,718
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28 (144A)	12,890,000	11,247,615

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Carvana Auto Receivables Trust 2021-N4 N, 2.9900%, 9/11/28 (144A)	$371,671		$371,481
Castlelake Aircraft Securitization Trust 2016-1, 6.1500%, 8/15/41	488,415		341,891
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,830,196		1,626,263
CBAM CLO Management 2019-10A E,
ICE LIBOR USD 3 Month + 7.0000%, 9.7099%, 4/20/32 (144A)‡	3,000,000		2,355,495
CBAM CLO Management 2020-13A A,
ICE LIBOR USD 3 Month + 1.4300%, 4.1399%, 1/20/34 (144A)‡	6,000,000		5,808,432
CBAM CLO Management 2021-14A A,
ICE LIBOR USD 3 Month + 1.1000%, 2.1627%, 4/20/34 (144A)‡	15,000,000		14,315,430
CBAM CLO Management 2021-14A D,
ICE LIBOR USD 3 Month + 3.1000%, 4.1627%, 4/20/34 (144A)‡	10,000,000		8,800,470
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	23,732,000		22,953,785
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	22,210,000		21,362,948
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29 (144A)	1,380,450		1,331,980
Chase Auto Credit Linked Notes 2021-1 E, 2.3650%, 9/25/28 (144A)	1,646,726		1,608,048
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28 (144A)	3,337,000		3,197,351
Chase Mortgage Finance Corp 2021-CL1 M4,
US 30 Day Average SOFR + 2.6500%, 4.9307%, 2/25/50 (144A)‡	2,573,156		2,410,785
Chase Mortgage Finance Corp 2021-CL1 M5,
US 30 Day Average SOFR + 3.2500%, 5.5307%, 2/25/50 (144A)‡	1,029,390		961,943
CIFC Funding Ltd 2015-3A DR,
ICE LIBOR USD 3 Month + 2.5000%, 5.2376%, 4/19/29 (144A)‡	2,097,500		1,858,446
CIFC Funding Ltd 2016-1A D2RR,
ICE LIBOR USD 3 Month + 4.2500%, 6.9817%, 10/21/31 (144A)‡	5,000,000		4,560,070
CIM Retail Portfolio Trust 2021-RETL E,
ICE LIBOR USD 1 Month + 3.7500%, 6.5680%, 8/15/36 (144A)‡	3,900,000		3,740,950
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	5,924,135		5,565,834
Citigroup Commercial Mortgage Trust 2018-C5, 0.8353%, 6/10/51‡,¤	33,040,709		1,066,421
Citigroup Commercial Mortgage Trust 2021-PRM2 E,
ICE LIBOR USD 1 Month + 2.4000%, 5.2180%, 10/15/36 (144A)‡	2,000,000		1,899,653
Citigroup Commercial Mortgage Trust 2021-PRM2 F,
ICE LIBOR USD 1 Month + 3.7500%, 6.5680%, 10/15/36 (144A)‡	6,000,000		5,724,862
Citigroup Commercial Mortgage Trust 2021-PRM2 G,
ICE LIBOR USD 1 Month + 4.5000%, 7.3180%, 10/15/36 (144A)‡	6,000,000		5,807,784
Citigroup Commercial Mortgage Trust 2021-PRM2 J,
ICE LIBOR USD 1 Month + 5.4000%, 8.2180%, 10/15/36 (144A)‡	6,000,000		5,648,087
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47 (144A)	12,777,038		12,369,104
Cold Storage Trust 2020-ICE5 F,
ICE LIBOR USD 1 Month + 3.4925%, 6.3102%, 11/15/37 (144A)‡	12,828,026		12,208,991
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52 (144A)	5,000,000	CAD	3,348,042
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64 (144A)‡	2,547,000		1,794,057
COLT Funding LLC 2021-3R B2, 4.5660%, 12/25/64 (144A)‡	2,145,000		1,732,004
Commercial Mortgage Pass-through Certificate 2022-LPF2 E,
CME Term SOFR 1 Month + 5.9400%, 8.1900%, 10/15/39 (144A)‡	1,500,000		1,499,346
Commercial Mortgage Pass-through Certificates 2022-LPF2 D,
CME Term SOFR 1 Month + 4.1920%, 6.4420%, 10/15/39 (144A)‡	5,000,000		4,967,727
Conn Funding II LP 2021-A B, 2.8700%, 5/15/26 (144A)	3,140,000		3,051,530
Connecticut Avenue Securities Trust 2017-C05 1M2C,
ICE LIBOR USD 1 Month + 2.2000%, 5.2840%, 1/25/30‡	11,211,032		10,911,425
Connecticut Avenue Securities Trust 2018-C05 1B1,
ICE LIBOR USD 1 Month + 4.2500%, 7.3340%, 1/25/31‡	5,692,259		5,623,371
Connecticut Avenue Securities Trust 2018-R07 1B1,
ICE LIBOR USD 1 Month + 4.3500%, 7.4340%, 4/25/31 (144A)‡	4,000,000		3,977,851
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 5.3840%, 8/25/31 (144A)‡	129,484		129,189
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 4.1500%, 7.2340%, 8/25/31 (144A)‡	20,849,000		20,796,877
Connecticut Avenue Securities Trust 2019-R03 1B1,
ICE LIBOR USD 1 Month + 4.1000%, 7.1840%, 9/25/31 (144A)‡	13,230,669		13,100,270
Connecticut Avenue Securities Trust 2019-R04 2B1,
ICE LIBOR USD 1 Month + 5.2500%, 8.3340%, 6/25/39 (144A)‡	5,337,908		5,424,737
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 4.1000%, 7.1840%, 7/25/39 (144A)‡	8,641,110		8,639,459
Connecticut Avenue Securities Trust 2021-R02 2B1,
US 30 Day Average SOFR + 3.3000%, 5.5807%, 11/25/41 (144A)‡	7,600,000		6,770,846
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 5.4307%, 12/25/41 (144A)‡	13,477,000		11,628,775
Connecticut Avenue Securities Trust 2022-R02 2B1,
US 30 Day Average SOFR + 4.5000%, 6.7807%, 1/25/42 (144A)‡	17,053,000		15,116,348
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 3/25/42 (144A)‡	11,893,359		11,779,623
Connecticut Avenue Securities Trust 2022-R05 2B1,
US 30 Day Average SOFR + 4.5000%, 6.7807%, 4/25/42 (144A)‡	2,750,000		2,528,084
Credit Suisse Commercial Mortgage Trust 2019-ICE4 F,
ICE LIBOR USD 1 Month + 2.6500%, 5.4680%, 5/15/36 (144A)‡	14,200,000		13,651,410

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Credit Suisse Commercial Mortgage Trust 2020-TMIC A,
ICE LIBOR USD 1 Month + 3.0000%, 5.8180%, 12/15/35 (144A)‡	$15,000,000	$14,942,751
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 6.7873%, 4/15/23 (144A)‡	11,636,002	11,221,539
CSAIL 2021-C20 XA, 1.1697%, 3/15/54‡,¤	60,454,810	3,765,331
DBCCRE Mortgage Trust 2014-ARCP D, 5.0990%, 1/10/34 (144A)‡	1,000,000	931,319
DBCCRE Mortgage Trust 2014-ARCP E, 5.0990%, 1/10/34 (144A)‡	2,848,000	2,589,388
DBCCRE Mortgage Trust 2014-ARCP F, 5.0990%, 1/10/34 (144A)‡	11,442,000	10,234,230
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49 (144A)	4,000,000	3,259,609
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49 (144A)	3,420,000	2,804,065
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51 (144A)	5,000,000	4,060,701
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33 (144A)	707,972	673,215
DROP Mortgage Trust 2021-FILE D,
ICE LIBOR USD 1 Month + 2.7500%, 5.5700%, 10/15/43 (144A)‡	15,000,000	13,798,789
Dryden Senior Loan Fund 2020-83A D,
ICE LIBOR USD 3 Month + 3.5000%, 6.2403%, 1/18/32 (144A)‡	6,000,000	5,453,892
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,163,638	730,800
Elmwood CLO VIII Ltd 2021-1A A,
ICE LIBOR USD 3 Month + 1.2400%, 3.9499%, 1/20/34 (144A)‡	5,000,000	4,816,130
Elmwood CLO VIII Ltd 2021-1A D,
ICE LIBOR USD 3 Month + 3.0000%, 5.7099%, 1/20/34 (144A)‡	3,000,000	2,671,014
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	6,794,000	6,802,519
Extended Stay America Trust 2021-ESH E,
ICE LIBOR USD 1 Month + 2.8500%, 5.6680%, 7/15/38 (144A)‡	15,057,330	14,232,400
ExteNet Issuer LLC, 5.2190%, 7/26/49 (144A)	4,000,000	3,729,625
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 26.7960%, 10/25/40‡	588,203	1,004,163
Fannie Mae REMICS, 3.0000%, 5/25/48	16,093	14,511
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 2.9660%, 8/25/48‡,¤	7,528,009	855,362
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51 (144A)‡	16,175,882	13,156,510
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	41,671,671	34,524,137
Foursight Capital Auto Receivables Trust 2020-1 F, 4.6200%, 6/15/27 (144A)	1,250,000	1,234,150
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 B1,
US 30 Day Average SOFR + 7.7500%, 10.0307%, 1/25/51 (144A)‡	1,000,000	971,187
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M2,
US 30 Day Average SOFR + 3.7500%, 6.0307%, 1/25/51 (144A)‡	2,000,000	1,816,797
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2,
US 30 Day Average SOFR + 4.0000%, 6.2807%, 11/25/51 (144A)‡	10,000,000	8,900,651
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA2 B1,
ICE LIBOR USD 1 Month + 3.7000%, 6.7840%, 12/25/30 (144A)‡	5,607,000	5,374,014
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA3 B1,
ICE LIBOR USD 1 Month + 5.1000%, 8.1840%, 6/25/50 (144A)‡	5,944,168	5,976,486
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA3 M2,
ICE LIBOR USD 1 Month + 3.6000%, 6.6840%, 7/25/50 (144A)‡	94,106	94,142
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
ICE LIBOR USD 1 Month + 5.2500%, 8.3340%, 9/25/50 (144A)‡	8,939,000	8,899,531
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B1,
US 30 Day Average SOFR + 4.0000%, 6.2807%, 11/25/50 (144A)‡	5,441,430	4,999,699
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2,
US 30 Day Average SOFR + 6.0000%, 8.2807%, 8/25/33 (144A)‡	12,308,000	10,277,938
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 4.5807%, 8/25/33 (144A)‡	1,483,000	1,454,193
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2,
US 30 Day Average SOFR + 6.2500%, 8.5307%, 10/25/33 (144A)‡	20,836,000	17,909,809
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA5 B1,
US 30 Day Average SOFR + 3.0500%, 5.3307%, 1/25/34 (144A)‡	6,624,000	5,718,883
FREMF Mortgage Trust 2018-KF45,
ICE LIBOR USD 1 Month + 1.9500%, 4.5034%, 3/25/25 (144A)‡	424,907	420,740
FREMF Mortgage Trust 2018-KL2P BPZ,
ICE LIBOR USD 1 Month + 2.5000%, 5.0534%, 1/25/28 (144A)‡	5,597,272	5,499,090
FREMF Mortgage Trust 2018-KSW4 C,
ICE LIBOR USD 1 Month + 5.0000%, 7.5534%, 10/25/28‡	6,978,429	6,500,140
FREMF Mortgage Trust 2019-KF70 C,
ICE LIBOR USD 1 Month + 6.0000%, 8.5534%, 9/25/29 (144A)‡	11,327,981	10,918,292
FREMF Mortgage Trust 2019-KF72,
ICE LIBOR USD 1 Month + 2.1000%, 4.6534%, 11/25/26 (144A)‡	2,950,510	2,826,423
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51 (144A)◊	11,000,000	7,159,087
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51 (144A)◊	18,068,494	11,118,675
GCAT 2022-INV1 A26, 3.0000%, 12/25/51 (144A)‡	17,579,128	14,503,243
Golden Tree Loan Management US CLO1 Ltd 2017-1A ER2,
ICE LIBOR USD 3 Month + 6.5000%, 9.2099%, 4/20/34 (144A)‡	5,000,000	4,207,395
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 2.5361%, 1/20/44‡,¤	387,506	34,284
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 3.2109%, 10/16/55‡,¤	509,152	31,730
Government National Mortgage Association, 0.2858%, 1/16/60‡,¤	12,625,900	380,590

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Great Wolf Trust,
ICE LIBOR USD 1 Month + 2.7320%, 5.5500%, 12/15/36 (144A)‡	$19,500,000	$18,594,375
Great Wolf Trust,
ICE LIBOR USD 1 Month + 3.1310%, 5.9490%, 12/15/36 (144A)‡	3,899,000	3,745,987
GS Mortgage Securities Trust 2017-SLP F, 4.7443%, 10/10/32 (144A)‡	6,500,000	6,341,307
GS Mortgage Securities Trust 2017-SLP G, 4.7443%, 10/10/32 (144A)‡	1,831,000	1,759,531
GS Mortgage Securities Trust 2022-SHIP D,
CME Term SOFR 1 Month + 1.6069%, 4.4523%, 8/15/36 (144A)‡	20,000,000	19,377,981
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25 (144A)	15,000,000	13,110,193
HGI CRE CLO Ltd 2021-FL1 D,
ICE LIBOR USD 1 Month + 2.3500%, 4.7369%, 6/16/36 (144A)‡	5,000,000	4,655,076
Highbridge Loan Management Ltd 10A-16 DR,
ICE LIBOR USD 3 Month + 6.4100%, 9.1199%, 4/20/34 (144A)‡	9,000,000	7,345,557
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34 (144A)	2,724,173	2,562,347
Home Partners of America Trust 2021-2 F, 3.7990%, 12/17/26 (144A)	19,506,596	16,775,158
Home Partners of America Trust 2021-3 F, 4.2420%, 1/17/41 (144A)	4,710,192	3,944,688
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51 (144A)	3,000,000	2,536,347
JP Morgan Chase Commercial Mortgage Sec Trust 2021-NYAH E,
ICE LIBOR USD 1 Month + 1.8400%, 4.6580%, 6/15/38 (144A)‡	5,000,000	4,708,778
JP Morgan Chase Commercial Mortgage Sec Trust 2022-NLP D,
CME Term SOFR 1 Month + 2.1664%, 5.0118%, 4/15/37 (144A)‡	19,300,000	17,955,562
Kayne CLO 10 Ltd 2021-10A A,
ICE LIBOR USD 3 Month + 1.1700%, 3.9530%, 4/23/34 (144A)‡	12,500,000	11,988,937
LCM LP XIV, ICE LIBOR USD 3 Month + 1.0400%, 3.7499%, 7/20/31 (144A)‡	4,640,000	4,486,838
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	4,195,795	4,112,590
Lendbuzz Securitization Trust 2021-1A A, 5.9900%, 12/15/28 (144A)‡	5,594,000	5,432,537
LFS LLC 2022-A B, 8.0000%, 5/15/34 (144A)	4,000,000	3,640,000
Life Financial Services Trust 2021-BMR E,
ICE LIBOR USD 1 Month + 1.7500%, 4.5680%, 3/15/38 (144A)‡	17,693,463	16,610,293
Life Financial Services Trust 2022-BMR2 D,
CME Term SOFR 1 Month + 2.5419%, 5.3873%, 5/15/39 (144A)‡	10,000,000	9,571,711
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	6,993,534	6,946,071
Longfellow Place CLO Ltd 2013-1A DRR,
ICE LIBOR USD 3 Month + 4.5000%, 7.0120%, 4/15/29 (144A)‡	3,000,000	2,809,809
LUXE Commercial Mortgage Trust 2021-TRIP E,
ICE LIBOR USD 1 Month + 2.7500%, 5.5680%, 10/15/38 (144A)‡	8,000,000	7,521,752
LUXE Commercial Mortgage Trust 2021-TRIP F,
ICE LIBOR USD 1 Month + 3.2500%, 6.0680%, 10/15/38 (144A)‡	8,000,000	7,314,205
Luxury Lease Partners Auto Trust 2021-ARC2 A, 3.0000%, 7/15/27 (144A)	2,058,315	2,006,284
Madison Park Funding Ltd 2016-22A DR,
ICE LIBOR USD 3 Month + 3.5000%, 6.0120%, 1/15/33 (144A)‡	8,500,000	7,702,513
Madison Park Funding Ltd 2018-32A A1R,
ICE LIBOR USD 3 Month + 1.0000%, 3.7590%, 1/22/31 (144A)‡	10,000,000	9,732,860
Madison Park Funding Ltd 2018-32A DR,
ICE LIBOR USD 3 Month + 3.2000%, 5.9590%, 1/22/31 (144A)‡	7,000,000	6,310,234
MBRT 2019-MBR H1,
ICE LIBOR USD 1 Month + 4.2500%, 7.0680%, 11/15/36 (144A)‡	5,000,000	4,806,263
MBRT 2019-MBR H2,
ICE LIBOR USD 1 Month + 5.2000%, 8.0180%, 11/15/36 (144A)‡	1,950,000	1,850,867
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 4.8180%, 11/15/38 (144A)‡	18,386,000	17,417,172
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 6.8180%, 11/15/38 (144A)‡	7,733,000	7,237,946
MED Trust 2021-MDLN G,
ICE LIBOR USD 1 Month + 5.2500%, 8.0680%, 11/15/38 (144A)‡	15,000,000	13,921,414
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	3,586,853	2,861,624
Mercury Financial Credit Card Master Trust 2021-1A B,
2.3300%, 3/20/26 (144A)	5,000,000	4,692,454
Mercury Financial Credit Card Master Trust 2021-1A C,
4.2100%, 3/20/26 (144A)	4,000,000	3,655,960
MHC Commercial Mortgage Trust 2021-MHC E,
ICE LIBOR USD 1 Month + 2.1010%, 4.9190%, 4/15/38 (144A)‡	3,000,000	2,831,624
MHC Commercial Mortgage Trust 2021-MHC G,
ICE LIBOR USD 1 Month + 3.2010%, 6.0190%, 4/15/38 (144A)‡	10,620,000	9,878,373
Mission Lane Credit Card Master Trust 2021-A B, 2.2400%, 9/15/26 (144A)	3,000,000	2,782,932
Mission Lane Credit Card Master Trust 2021-A C, 4.7500%, 9/15/26 (144A)	5,000,000	4,625,798
Multifamily Connecticut Avenue Securities Trust 2019-01,
ICE LIBOR USD 1 Month + 3.2500%, 6.3340%, 10/25/49 (144A)‡	18,297,401	17,190,512
Multifamily Connecticut Avenue Securities Trust 2020-01,
ICE LIBOR USD 1 Month + 3.7500%, 6.8340%, 3/25/50 (144A)‡	15,446,000	14,415,319
Multifamily Connecticut Avenue Securities Trust 2020-01 CE,
ICE LIBOR USD 1 Month + 7.5000%, 10.5840%, 3/25/50 (144A)‡	2,000,000	1,953,446
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41 (144A)	2,500,710	2,199,746
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51 (144A)	3,000,000	2,507,970

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Neuberger Berman CLO Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 5.5929%, 1/28/30 (144A)‡	$6,000,000	$5,328,606
New Residential Mortgage Loan Trust 2022-SFR1 F, 4.4430%, 2/17/39 (144A)	10,500,000	8,953,766
NW Re-Remic Trust 2021-FRR1 BK88, 2.6740%, 12/18/51 (144A)‡	20,000,000	15,163,730
Oak Hill Credit Partners 2012-7A AR3,
ICE LIBOR USD 3 Month + 1.0700%, 4.0540%, 2/20/34 (144A)‡	5,000,000	4,789,695
Oak Street Investment Grade Net Lease Fund 2020-1A B1,
5.1100%, 11/20/50 (144A)	4,499,000	3,912,743
Oak Street Investment Grade Net Lease Fund 2021-1A B1,
4.2300%, 1/20/51 (144A)	2,400,000	2,155,675
Oasis Securitization 2021-1A A, 2.5792%, 2/15/33 (144A)	1,528,834	1,507,764
Oasis Securitization 2021-2A A, 2.1430%, 10/15/33 (144A)	5,645,016	5,487,712
Oasis Securitization 2021-2A B, 5.1470%, 10/15/33 (144A)	5,645,616	5,489,682
OCP CLO Ltd, ICE LIBOR USD 3 Month + 3.0000%, 5.7830%, 4/24/29 (144A)‡	6,000,000	5,726,598
Octagon Investment Partners 42 Ltd 2019-3A AR,
ICE LIBOR USD 3 Month + 1.1400%, 3.6520%, 7/15/34 (144A)‡	10,000,000	9,550,250
Octagon Investment Partners 42 Ltd 2019-3A ER,
ICE LIBOR USD 3 Month + 6.7500%, 9.2620%, 7/15/34 (144A)‡	7,000,000	5,869,269
Octagon Investment Partners 44 Ltd 2019-1A ER,
ICE LIBOR USD 3 Month + 6.7500%, 7.7943%, 10/15/34 (144A)‡	6,600,000	5,073,255
Octagon Investment Partners XXI Ltd 2014-1A AAR3,
ICE LIBOR USD 3 Month + 1.0000%, 3.9051%, 2/14/31 (144A)‡	8,000,000	7,768,984
Ondeck Asset Securitization Trust LLC 2021-1A C, 2.9700%, 5/17/27 (144A)	3,000,000	2,719,452
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	5,458,937	4,377,623
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27 (144A)‡,¤	1,846,154	411,877
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29 (144A)	3,679,513	3,083,888
Palmer Square Loan Funding 2022-2A D,
CME Term SOFR 3 Month + 6.2000%, 0%, 10/15/30 (144A)‡	5,000,000	4,399,750
Palmer Square Loan Funding 2022-5A C,
CME Term SOFR 3 Month + 3.9100%, 0%, 1/15/31 (144A)‡	7,000,000	6,634,040
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28 (144A)	5,000,000	4,874,935
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29 (144A)	5,379,000	5,133,797
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	4,467,000	4,374,303
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	6,165,000	5,930,633
Perimeter Master Note Business Trust, 5.2100%, 5/15/24 (144A)	2,250,000	2,179,027
Point Securitization Trust 2021-1 A1, 3.2282%, 2/25/52 (144A)‡	5,794,475	5,518,977
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	9,702,102	8,788,113
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	12,105,563	11,256,577
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	7,825,798	7,583,309
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 2.4871%, 10/25/51 (144A)‡	17,503,504	16,278,259
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	10,500,000	8,585,611
PRIMA Capital Ltd 2021-9A C,
ICE LIBOR USD 1 Month + 2.3500%, 5.3434%, 12/15/37 (144A)‡	15,000,000	14,181,667
Progress Residential Trust 2021-SFR11 F, 4.4200%, 1/17/39 (144A)	4,885,000	3,934,001
Progress Residential Trust 2022-SFR1 F, 4.8800%, 2/17/41 (144A)	9,000,000	7,467,333
Progress Residential Trust 2022-SFR3 F, 6.6000%, 4/17/39 (144A)	2,500,000	2,298,967
Project Silver, 6.9000%, 7/15/44 (144A)‡	898,315	426,779
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	10,840,030	7,526,164
Regatta XV Funding Ltd 2018-4A D,
ICE LIBOR USD 3 Month + 6.5000%, 9.2830%, 10/25/31 (144A)‡	2,350,000	1,874,745
Sand Trust 2021-1A D,
ICE LIBOR USD 3 Month + 3.5500%, 6.0620%, 10/15/34 (144A)‡	8,000,000	6,955,680
Santander Bank Auto Credit-Linked Notes 2022-B E, 8.6810%, 8/16/32 (144A)	5,500,000	5,507,744
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27 (144A)	1,500,000	1,443,198
Santander Consumer Auto Receivables Trust 2021-AA E,
3.2800%, 3/15/27 (144A)	1,750,000	1,629,122
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	616,405	615,270
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52 (144A)	21,692,633	18,328,920
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37 (144A)	2,566,269	2,526,252
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37 (144A)	5,591,120	5,236,736
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	1,521,434	1,484,192
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	2,593,885	2,517,154
Sprite Limited 2021-1 B, 5.1000%, 11/15/46 (144A)	5,545,440	4,387,913
Sprite Limited 2021-1 C, 8.8350%, 11/15/46 (144A)	5,285,700	4,307,507
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50 (144A)	2,500,000	2,195,313
Symphony CLO Ltd 2012-9A D2R2,
ICE LIBOR USD 3 Month + 4.1000%, 6.8403%, 7/16/32 (144A)‡	11,000,000	9,958,619
Symphony CLO Ltd 2014-15A DR2,
ICE LIBOR USD 3 Month + 4.0000%, 6.7403%, 1/17/32 (144A)‡	2,000,000	1,798,268
Symphony CLO Ltd 2021-26A ER,
ICE LIBOR USD 3 Month + 7.5000%, 10.2099%, 4/20/33 (144A)‡	10,000,000	8,256,100
Thrust Engine Leasing 2021-1A A, 4.1630%, 7/15/40 (144A)	9,522,888	7,953,403
Thunderbolt Aircraft Lease Ltd 2017-A B, 5.7500%, 5/17/32 (144A)Ç	2,358,145	1,716,539
TPI Re-Remic Trust 2022-FRR1 DK33, 0%, 7/25/46 (144A)◊	2,237,000	2,039,527
TPI Re-Remic Trust 2022-FRR1 DK34, 0%, 7/25/46 (144A)◊	5,124,000	4,671,674

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
TPI Re-Remic Trust 2022-FRR1 DK35, 0%, 8/25/46 (144A)◊	$2,639,000		$2,406,040
TPI Re-Remic Trust 2022-FRR1 EK34, 0%, 7/25/46 (144A)◊	5,000,000		4,503,359
Tricolor Auto Securitization Trust 2022-1A E, 7.7900%, 8/16/27 (144A)	10,870,000		10,588,530
TVEST LLC 2021-A B, 0%, 9/15/33 (144A)	6,550,000		4,852,567
Upstart Securitization Trust 2019-2 C, 4.7830%, 9/20/29 (144A)	8,760,267		8,713,199
Upstart Securitization Trust 2019-3 C, 5.3810%, 1/21/30 (144A)	18,328,519		18,191,262
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30 (144A)	20,527,000		20,200,086
Upstart Securitization Trust 2021-1 B, 1.8900%, 3/20/31 (144A)	2,400,000		2,333,487
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31 (144A)	3,250,000		3,009,828
VASA Trust 2021-VASA D,
ICE LIBOR USD 1 Month + 2.1000%, 4.9180%, 7/15/39 (144A)‡	7,000,000		6,504,352
VASA Trust 2021-VASA F,
ICE LIBOR USD 1 Month + 3.9000%, 6.7180%, 7/15/39 (144A)‡	5,500,000		5,267,039
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	5,750,000		5,209,053
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	6,000,000		5,506,495
Voya CLO Ltd 2014-4A CR2,
ICE LIBOR USD 3 Month + 3.3500%, 5.8330%, 7/14/31 (144A)‡	7,000,000		6,040,531
Voya CLO Ltd 2018-2A E,
ICE LIBOR USD 3 Month + 5.2500%, 6.2943%, 7/15/31 (144A)‡	1,625,000		1,214,280
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.5012%, 11/15/54‡,¤	81,529,565		6,337,463
Westgate Resorts 2018-4A C,
ICE LIBOR USD 3 Month + 3.3000%, 6.0830%, 10/25/31 (144A)‡	2,000,000		1,754,844
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36 (144A)	3,265,531		3,099,623
Westlake Automobile Receivable Trust 2020-3A F, 5.1100%, 5/17/27 (144A)	7,000,000		6,819,117
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27 (144A)	5,000,000		4,539,630
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	5,557,838		3,979,821
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)	1,652,673		1,048,407
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 5.1903%, 1/16/31 (144A)‡	1,250,000		1,218,166
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 4.3003%, 1/16/31 (144A)‡	3,090,000		3,035,251
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,830,953,284)			1,668,663,724
Bank Loans and Mezzanine Loans– 6.9%
Basic Industry – 0.6%
Aruba Investments Holdings LLC,
ICE LIBOR USD 1 Month + 7.7500%, 10.8340%, 11/24/28‡	5,786,000		5,236,330
Herens US Holdco Corp, ICE LIBOR USD 3 Month + 4.0000%, 7.6741%, 7/3/28‡	7,615,625		6,758,867
INEOS US Petrochem LLC, ICE LIBOR USD 1 Month + 2.7500%, 5.8653%, 1/29/26‡	3,585,780		3,336,281
Olympus Water US Holding Corp,
CME Term SOFR 3 Month + 4.5000%, 8.1532%, 11/9/28‡	1,985,112		1,830,651
			17,162,129
Brokerage – 0.3%
Citadel Securities LP, CME Term SOFR 1 Month + 2.5000%, 5.6486%, 2/2/28‡	7,348,433		7,126,143
Capital Goods – 0.8%
Arcline FM Holdings LLC,
ICE LIBOR USD 3 Month + 8.2500%, 10.5004%, 6/25/29‡	12,859,010		11,958,879
PECF USS Intermediate Holding III Corp,
ICE LIBOR USD 1 Month + 4.2500%, 7.3653%, 12/15/28‡	10,670,965		9,079,177
			21,038,056
Communications – 0.2%
Directv Financing LLC, ICE LIBOR USD 1 Month + 5.0000%, 8.1153%, 8/2/27ƒ,‡	6,322,184		5,874,131
Consumer Cyclical – 2.4%
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 9.3059%, 4/23/24ƒ,‡	4,549,139		2,491,291
Boardriders Inc,
ICE LIBOR USD 3 Month + 8.0000%, 10.8667% (11.14% Cash or 10.87% PIK), 4/23/24‡,Ø,¢	1,483		1,483
Flutter Financing BV, CME Term SOFR 1 Month + 3.2500%, 5.8737%, 7/22/28ƒ,‡	11,713,513		11,418,801
Loire Finco Luxembourg, EURIBOR 12 Month + 3.0000%, 3.6850%, 4/21/27‡	2,660,000	EUR	2,360,222
Mic Glen LLC, ICE LIBOR USD 1 Month + 6.7500%, 9.8653%, 7/20/29‡	7,907,942		7,532,315
Olaplex Inc, CME Term SOFR 3 Month + 3.7500%, 6.3909%, 2/23/29‡	6,284,250		6,048,591
Rent-A-Center Inc, ICE LIBOR USD 1 Month + 3.2500%, 6.0625%, 2/17/28‡	4,949,875		4,479,637
Sovos Brands Intermediate Inc,
ICE LIBOR USD 1 Month + 3.5000%, 6.6153%, 6/8/28‡	3,495,764		3,320,976
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 2.2500%, 5.8919%, 7/21/26‡	20,318,775		19,521,263
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 10.6153%, 2/4/28‡	5,683,991		5,172,432
Woof Holdings Inc, ICE LIBOR USD 3 Month + 7.2500%, 10.8153%, 12/21/28‡	1,707,290		1,630,462
			63,977,473
Consumer Non-Cyclical – 1.1%
Bayou Intermediate II LLC,
ICE LIBOR USD 3 Month + 4.5000%, 7.3021%, 8/2/28‡	8,955,000		8,417,700
Eyecare Partners LLC, ICE LIBOR USD 3 Month + 6.7500%, 10.4241%, 11/15/29‡	7,500,000		6,825,000
Journey Personal Care Corp,
ICE LIBOR USD 3 Month + 4.2500%, 7.9241%, 3/1/28‡	3,393,806		2,132,430

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans– (continued)
Consumer Non-Cyclical– (continued)
Mamba Purchaser Inc, ICE LIBOR USD 1 Month + 6.5000%, 9.5519%, 10/15/29‡	$4,000,000	$3,780,000
National Mentor Holdings Inc,
ICE LIBOR USD 3 Month + 7.2500%, 10.9300%, 3/2/29‡	580,826	418,195
Perrigo Investments LLC, CME Term SOFR 1 Month + 2.5000%, 5.6341%, 4/20/29‡	5,000,000	4,912,500
Surgery Center Holdings Inc,
ICE LIBOR USD 1 Month + 3.7500%, 6.5100%, 8/31/26‡	2,647,753	2,508,746
		28,994,571
Diversified Financial Services – 0.2%
Luxembourg Investment Co 428 Sarl,
CME Term SOFR 3 Month + 5.0000%, 8.5532%, 1/3/29‡	8,327,195	6,828,300
Other Diversified Financial Services – 0.2%
IGT Holding IV AB, ICE LIBOR USD 3 Month + 3.4000%, 7.0741%, 3/31/28‡	5,456,925	5,184,079
Technology – 0.8%
Acuris Finance US Inc, CME Term SOFR 3 Month + 4.0000%, 7.7032%, 2/16/28‡	2,570,885	2,457,766
Magenta Buyer LLC, ICE LIBOR USD 1 Month + 8.2500%, 11.3700%, 7/27/29‡	8,900,000	8,150,887
Mitchell International Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.7340%, 10/15/28‡	7,820,400	7,065,731
Sunshine Software Merger Sub Inc,
ICE LIBOR USD 1 Month + 3.7500%, 6.8653%, 10/16/28‡	4,964,558	4,145,406
		21,819,790
Transportation – 0.3%
First Student Bidco Inc, ICE LIBOR USD 3 Month + 3.0000%, 5.2316%, 7/21/28‡	7,267,402	6,714,425
First Student Bidco Inc, ICE LIBOR USD 3 Month + 3.0000%, 5.2316%, 7/21/28‡	2,696,078	2,490,934
		9,205,359
Total Bank Loans and Mezzanine Loans (cost $204,294,177)		187,210,031
Corporate Bonds– 24.7%
Banking – 3.4%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000	5,642,943
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000	4,729,900
Bank of America Corp, SOFR + 2.0400%, 4.9480%, 7/22/28‡	5,784,000	5,557,464
Bank of America Corp, SOFR + 1.8300%, 4.5710%, 4/27/33‡	6,997,000	6,267,119
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	1,880,000	1,800,100
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	5,537,000	4,128,949
Citigroup Inc, SOFR + 2.0860%, 4.9100%, 5/24/33‡	5,688,000	5,232,936
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,µ	5,310,000	4,378,785
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	7,269,000	5,792,965
Credit Suisse Group AG, SOFR + 3.9200%, 6.5370%, 8/12/33 (144A)‡	5,526,000	4,966,485
HSBC Holdings PLC, SOFR + 1.9470%, 2.3570%, 8/18/31‡	3,245,000	2,384,947
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	3,163,000	2,486,386
JPMorgan Chase & Co, SOFR + 1.8000%, 4.5860%, 4/26/33‡	1,146,000	1,031,185
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	2,163,000	1,950,485
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.9500%, 5.0170%, 7/20/28‡	4,625,000	4,438,689
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	3,996,000	3,453,459
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	2,117,000	1,673,622
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37‡	2,819,000	2,533,034
Natwest Group PLC,
US Treasury Yield Curve Rate 1 Year + 2.2700%, 5.5160%, 9/30/28‡	4,521,000	4,290,765
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	3,350,000	2,466,010
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	6,392,000	4,358,819
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.7500%, 4.7510%, 5/12/28 (144A)‡	4,571,000	4,290,874
Wells Fargo & Co, SOFR + 1.9800%, 4.8080%, 7/25/28‡	5,756,000	5,489,642
Wells Fargo & Co, SOFR + 2.1300%, 4.6110%, 4/25/53‡	2,857,000	2,321,137
		91,666,700
Basic Industry – 1.8%
Celanese US Holdings LLC, 6.3300%, 7/15/29	1,443,000	1,344,912
Celanese US Holdings LLC, 6.3790%, 7/15/32	2,119,000	1,969,123
Diamond BC BV, 4.6250%, 10/1/29 (144A)	7,815,000	5,437,833
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	6,918,000	5,751,487
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)#	6,957,000	5,605,464
IAMGOLD Corp, 5.7500%, 10/15/28 (144A)	8,423,000	3,972,068
Iris Holdings Inc, 8.7500% (8.75% Cash or 9.50% PIK), 2/15/26 (144A)Ø	6,203,000	5,706,760
Neon Holdings Inc, 10.1250%, 4/1/26 (144A)	12,160,000	11,069,876
PMHC II Inc, 9.0000%, 2/15/30 (144A)#	10,893,000	7,088,043
		47,945,566
Brokerage – 0.6%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 3.1680%, 4.0000%‡,µ	6,792,000	5,570,838

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Brokerage– (continued)
Coinbase Global Inc, 3.3750%, 10/1/28 (144A)	$6,582,000		$4,116,745
Coinbase Global Inc, 3.6250%, 10/1/31 (144A)	10,595,000		5,874,462
			15,562,045
Capital Goods – 2.2%
Allegion US Holding Co Inc, 5.4110%, 7/1/32	3,264,000		3,027,435
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27Ø	9,468,244	EUR	6,309,008
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27 (144A)Ø	1,468,400	EUR	978,444
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	2,518,536		1,724,442
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	7,429,000		6,185,608
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	4,928,000		3,083,597
Builders FirstSource Inc, 6.3750%, 6/15/32 (144A)	5,996,000		5,325,912
GCC SAB de CV, 3.6140%, 4/20/32 (144A)#	4,299,000		3,476,773
HT Troplast GmbH, 9.2500%, 7/15/25 (144A)	2,790,000	EUR	2,412,680
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	5,168,000		3,695,120
LABL Inc, 8.2500%, 11/1/29 (144A)	8,536,000		6,204,527
Oscar AcquisitionCo LLC / Oscar Finance Inc, 9.5000%, 4/15/30 (144A)	1,850,000		1,549,412
PECF USS Intermediate Holding III Corp, 8.0000%, 11/15/29 (144A)	4,276,000		3,118,202
Sofima Holdings SpA, 3.7500%, 1/15/28 (144A)	3,480,000	EUR	2,686,820
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	8,429,000		6,448,185
Vontier Corp, 2.9500%, 4/1/31	4,359,000		3,134,993
			59,361,158
Communications – 2.6%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,822,000		5,254,850
Altice France SA, 5.5000%, 10/15/29 (144A)	4,610,000		3,468,490
AT&T Inc, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,µ	5,300,000	EUR	4,561,175
Block Communications Inc, 4.8750%, 3/1/28 (144A)	7,120,000		6,158,800
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.4000%, 4/1/33	3,025,000		2,504,903
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,055,000		4,124,728
Front Range BidCo Inc, 6.1250%, 3/1/28 (144A)#	5,811,000		4,076,864
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29 (144A)	8,412,000		6,334,799
Liberty Interactive LLC, 8.5000%, 7/15/29	6,763,000		4,429,765
Magallanes Inc, 4.2790%, 3/15/32 (144A)	5,251,000		4,319,906
Netflix Inc, 3.6250%, 6/15/30	5,837,000	EUR	4,877,219
T-Mobile USA Inc, 3.3750%, 4/15/29	4,899,000		4,232,638
Twitter Inc, 5.0000%, 3/1/30 (144A)	11,985,000		11,485,345
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	4,728,000		3,917,805
			69,747,287
Consumer Cyclical – 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp,
6.0000%, 6/1/29 (144A)	4,949,000		3,193,955
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	5,265,000		4,106,700
Carnival Corp, 7.6250%, 3/1/26 (144A)	3,563,000		2,707,880
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)	7,000,000		6,754,300
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)#	8,378,000		7,541,289
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	3,218,000		2,630,445
IHO Verwaltungs GmbH, 3.8750% (3.88% Cash or 4.63% PIK), 5/15/27 (144A)Ø	8,638,149	EUR	6,482,146
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	5,992,000		5,954,071
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)#	6,689,000		5,476,819
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	9,468,000		8,450,190
PulteGroup Inc, 7.8750%, 6/15/32	1,304,000		1,347,481
Sands China Ltd, 4.8750%, 6/18/30	3,143,000		2,459,299
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp,
5.8750%, 5/15/25 (144A)	5,010,000		4,634,413
VICI Properties LP, 4.9500%, 2/15/30	4,993,000		4,512,249
VICI Properties LP, 5.1250%, 5/15/32	1,932,000		1,712,524
Victoria's Secret & Co, 4.6250%, 7/15/29 (144A)	5,339,000		4,035,761
Wendy's International LLC, 7.0000%, 12/15/25	5,841,000		5,841,000
			77,840,522
Consumer Non-Cyclical – 2.0%
BellRing Brands Inc, 7.0000%, 3/15/30 (144A)	8,455,000		7,733,788
CHS / Community Health Systems Inc, 4.7500%, 2/15/31 (144A)	9,903,000		6,659,767
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	9,876,000		8,997,727
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	7,721,000		5,510,053
ModivCare Escrow Issuer Inc, 5.0000%, 10/1/29 (144A)	3,673,000		2,984,312
Newell Brands Inc, 6.6250%, 9/15/29	6,293,000		6,152,855
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	6,856,000		5,625,348
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	8,753,000		7,434,010
Universal Health Services Inc, 2.6500%, 1/15/32 (144A)	5,105,000		3,608,974
			54,706,834

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Electric – 1.2%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	$8,480,000		$6,926,210
American Electric Power Co Inc,
US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	5,517,000		4,324,040
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	3,354,000		2,834,130
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	3,072,000		2,355,047
IPALCO Enterprises Inc, 4.2500%, 5/1/30	4,008,000		3,477,290
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	9,230,000		7,472,977
Xcel Energy Inc, 4.6000%, 6/1/32	4,725,000		4,379,150
			31,768,844
Energy – 1.8%
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	7,432,000		6,280,040
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	6,693,000		6,257,955
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	5,561,000		4,490,507
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	10,438,000		9,299,911
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	6,471,000		5,756,666
Rockies Express Pipeline LLC, 4.9500%, 7/15/29 (144A)	1,462,000		1,254,096
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	1,155,000		975,975
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	8,166,000		7,516,978
Western Midstream Operating LP, 4.3000%, 2/1/30Ç	8,600,000		7,355,236
			49,187,364
Finance Companies – 1.2%
FirstCash Inc, 4.6250%, 9/1/28 (144A)	5,509,000		4,611,584
FirstCash Inc, 5.6250%, 1/1/30 (144A)	5,664,000		4,842,720
Fortress Transportation and Infrastructure Investors LLC,
6.5000%, 10/1/25 (144A)	2,318,000		2,177,558
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	3,509,000		3,431,135
Navient Corp, 5.0000%, 3/15/27	6,337,000		5,183,107
OWL Rock Core Income Corp, 4.7000%, 2/8/27	5,466,000		4,787,545
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	12,378,000		8,972,242
			34,005,891
Financial Institutions – 0.4%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	4,962,000		4,346,013
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	4,025,000		3,511,812
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	3,503,154
			11,360,979
Industrial – 0.2%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	5,000,000		4,228,800
Industrial Conglomerates – 0.2%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 6.6226%‡,µ	6,854,000		6,409,747
Insurance – 1.3%
Aon Corp / Aon Global Holdings PLC, 5.0000%, 9/12/32	4,624,000		4,431,790
Athene Holding Ltd, 3.5000%, 1/15/31#	4,159,000		3,330,804
Brown & Brown Inc, 4.9500%, 3/17/52	3,218,000		2,608,488
Centene Corp, 3.3750%, 2/15/30	10,622,000		8,683,485
Corebridge Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.8460%, 6.8750%, 12/15/52 (144A)‡	7,503,000		6,861,176
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	2,045,000		1,615,141
Ryan Specialty Group LLC, 4.3750%, 2/1/30 (144A)	8,109,000		6,877,547
			34,408,431
Other Diversified Financial Services – 0.6%
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	16,502,000		16,553,800
Real Estate Investment Trusts (REITs) – 0.8%
Broadstone Net Lease LLC, 2.6000%, 9/15/31	2,870,000		2,113,067
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	8,400,000		6,552,162
Lexington Realty Trust, 2.7000%, 9/15/30	3,324,000		2,557,271
MPT Operating Partnership LP / MPT Finance Corp, 4.6250%, 8/1/29	9,000,000		7,241,130
Safehold Operating Partnership LP, 2.8000%, 6/15/31	5,556,000		4,175,263
			22,638,893
Technology – 0.9%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)#	8,552,000		6,356,702
CA Magnum Holdings, 5.3750%, 10/31/26 (144A)	4,737,000		3,979,490
MSCI Inc, 3.6250%, 11/1/31 (144A)	9,019,000		7,236,118
NortonLifeLock Inc, 6.7500%, 9/30/27 (144A)	8,660,000		8,309,530
			25,881,840
Transportation – 0.6%
StorCentric Inc, 5.8750%, 2/19/23 (144A)	6,000,000		5,940,000

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Transportation– (continued)
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	$12,880,000	$11,722,793
		17,662,793
Total Corporate Bonds (cost $808,839,414)		670,937,494
Mortgage-Backed Securities– 27.2%
Fannie Mae:
3.0000%, TBA, 15 Year Maturity	16,732,212	15,532,228
3.5000%, TBA, 15 Year Maturity	15,731,117	14,863,310
4.0000%, TBA, 15 Year Maturity	24,687,000	23,798,268
3.5000%, TBA, 30 Year Maturity	121,753,696	109,421,508
4.0000%, TBA, 30 Year Maturity	147,490,502	136,693,165
4.5000%, TBA, 30 Year Maturity	141,799,537	134,928,640
5.0000%, TBA, 30 Year Maturity	84,787,412	82,595,573
5.5000%, TBA, 30 Year Maturity	54,945,089	54,597,177
		572,429,869
Fannie Mae Pool:
3.0000%, 10/1/34	168,114	157,640
6.0000%, 2/1/37	696	726
3.0000%, 9/1/42	1,049,322	937,110
3.0000%, 1/1/43	1,419,939	1,268,095
3.0000%, 2/1/43	4,286,746	3,828,333
3.0000%, 2/1/43	567,487	506,802
3.0000%, 2/1/43	38,780	34,579
3.0000%, 3/1/43	1,764,600	1,573,438
3.0000%, 3/1/43	502,731	448,269
3.0000%, 5/1/43	412,309	367,643
3.0000%, 5/1/43	2,062	1,838
5.0000%, 7/1/44	5,930	5,939
4.5000%, 10/1/44	3,946	3,853
4.5000%, 3/1/45	5,905	5,766
3.0000%, 7/1/45	2,260,781	2,015,867
3.5000%, 12/1/45	275,946	252,533
4.5000%, 2/1/46	8,428	8,252
3.5000%, 7/1/46	13,829	12,646
3.0000%, 9/1/46	1,018,622	909,693
3.0000%, 11/1/46	314,500	279,579
3.0000%, 1/1/47	53,773	47,802
3.5000%, 3/1/47	241,212	220,746
4.0000%, 5/1/47	895,477	844,243
3.5000%, 7/1/47	213,869	195,724
3.5000%, 8/1/47	2,607	2,384
3.5000%, 1/1/48	3,369	3,061
4.0000%, 1/1/48	12,616	11,848
3.5000%, 3/1/48	3,317,932	3,031,454
4.0000%, 3/1/48	3,704	3,479
3.5000%, 7/1/48	5,497,583	5,027,218
4.5000%, 12/1/48	618,154	599,426
3.0000%, 9/1/49	386,117	338,475
3.0000%, 9/1/51	16,365,325	14,277,171
3.0000%, 2/1/57	5,480,176	4,813,121
3.0000%, 6/1/57	24,159	21,222
		42,055,975
Freddie Mac Gold Pool:
3.5000%, 1/1/47	166,501	154,076
Freddie Mac Pool:
3.0000%, 5/1/31	1,511,374	1,425,415
3.0000%, 9/1/32	216,308	203,091
3.0000%, 1/1/33	130,614	122,633
3.0000%, 10/1/34	371,941	348,786
3.0000%, 10/1/34	174,508	163,644
6.0000%, 4/1/40	15,224	15,885
3.0000%, 2/1/43	4,216	3,759
3.5000%, 2/1/43	3,633	3,354
3.0000%, 3/1/43	91,244	81,362
3.0000%, 6/1/43	137,159	121,186
3.0000%, 11/1/43	4,477,862	3,999,249
3.5000%, 2/1/44	11,685	10,789
4.5000%, 5/1/44	2,826	2,767
3.5000%, 12/1/44	215,512	198,984
3.0000%, 1/1/45	2,601	2,304
3.5000%, 7/1/46	2,807	2,552
4.0000%, 3/1/47	6,918	6,562
3.5000%, 9/1/47	4,429	4,049
3.5000%, 12/1/47	43,564	39,829

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.5000%, 2/1/48	$2,596	$2,354
4.0000%, 4/1/48	1,481	1,389
4.5000%, 4/1/49	1,119,050	1,080,209
4.0000%, 5/1/49	4,630,485	4,337,839
3.5000%, 8/1/49	2,352,918	2,141,728
3.0000%, 10/1/49	429,223	376,635
3.0000%, 10/1/49	226,939	199,134
3.0000%, 11/1/49	674,271	591,661
3.0000%, 11/1/49	164,764	144,577
3.0000%, 11/1/49	29,962	26,292
3.0000%, 12/1/49	1,480,990	1,299,542
3.0000%, 12/1/49	626,461	549,709
3.0000%, 12/1/49	352,830	309,602
3.0000%, 3/1/50	1,002,299	879,201
		18,696,072
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	89,510,465
4.0000%, TBA, 30 Year Maturity	16,054,402	14,971,500
		104,481,965
Ginnie Mae I Pool:
4.5000%, 8/15/46	11,237	10,885
4.0000%, 7/15/47	3,348	3,174
4.0000%, 8/15/47	351	333
4.0000%, 11/15/47	687	652
4.0000%, 12/15/47	1,951	1,850
		16,894
Ginnie Mae II Pool:
4.5000%, 2/20/48	111,148	107,813
4.5000%, 5/20/48	2,736	2,652
4.5000%, 5/20/48	952	922
		111,387
Total Mortgage-Backed Securities (cost $773,098,654)		737,946,238
Common Stocks– 0.1%
Diversified Financial Services – 0%
Clarivate Analytics PLC*	4,217	39,598
Semiconductor & Semiconductor Equipment – 0.1%
NVIDIA Corp	12,946	1,571,515
Total Common Stocks (cost $3,533,775)		1,611,113
Preferred Stocks– 0.2%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43 (144A)‡	1,000,000	130,000
Upstart Securitization Trust 2019-3, 1/21/30 (144A)	8,250	453,750
		583,750
Industrial – 0%
Project Silver, 3/15/44 (144A)‡	1,500,000	225,000
START Ireland, 3/15/44 (144A)‡	1,500,000	300,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)	10	69,912
Thunderbolt III Aircraft Lease Ltd, 11/15/39 (144A)‡	5,000,000	300,000
		894,912
Student Loan – 0.2%
SoFi Professional Loan Program 2017-E LLC, 11/26/40 (144A)	25,000	305,845
SoFi Professional Loan Program 2017-F LLC, 1/25/41 (144A)	35,000	649,869
SoFi Professional Loan Program 2018-C Trust, 1/25/48 (144A)	58,000	717,889
SoFi Professional Loan Program 2018-D Trust, 2/25/48 (144A)	76,000	636,242
SoFi Professional Loan Program 2019-B LLC, 8/17/48 (144A)	70,900	764,972
SoFi Professional Loan Program 2020-A Trust, 5/15/46 (144A)	34,000	903,683
		3,978,500
Total Preferred Stocks (cost $29,010,353)		5,467,947
Convertible Preferred Stocks– 0.1%
Health Care Equipment & Supplies – 0.1%
Becton Dickinson and Co, 6.0000%, 6/1/23((cost $2,999,882)	59,700	2,786,199
Investment Companies– 4.2%
Money Markets – 4.2%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $114,092,748)	114,081,340	114,092,748
Investments Purchased with Cash Collateral from Securities Lending– 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	10,036,874	10,036,874

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 3.0600%, 10/3/22	$2,509,219	$2,509,219
Total Investments Purchased with Cash Collateral from Securities Lending (cost $12,546,093)		12,546,093
Total Investments (total cost $3,779,368,380) – 125.5%		3,401,261,587
Liabilities, net of Cash, Receivables and Other Assets – (25.5)%		(691,324,169)
Net Assets – 100%		$2,709,937,418

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,196,630,436	94.0%
Canada	33,924,464	1.0
Cayman Islands	31,994,144	0.9
Luxembourg	21,095,044	0.6
Germany	13,123,626	0.4
Israel	13,059,358	0.4
Ireland	12,149,601	0.4
Peru	11,356,951	0.3
Panama	10,372,843	0.3
Switzerland	9,257,359	0.3
United Kingdom	9,035,934	0.3
Australia	5,792,965	0.2
Sweden	5,184,079	0.1
Japan	4,438,689	0.1
India	3,979,490	0.1
Burkina Faso	3,972,068	0.1
Czech Republic	3,503,154	0.1
Mexico	3,476,773	0.1
France	3,468,490	0.1
Italy	2,686,820	0.1
Macao	2,459,299	0.1
Bermuda	300,000	0.0

Total	$3,401,261,587	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 4.2%
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$141,281	$4,212	$(2,792)	$114,092,748
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	67,239∆	-	-	10,036,874
Total Affiliated Investments - 4.6%	$208,520	$4,212	$(2,792)	$124,129,622

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 4.2%
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	27,922,135	338,072,910	(251,903,717)	114,092,748
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	14,134,115	27,874,354	(31,971,595)	10,036,874

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Euro	10/26/22	(2,033,000)	$2,094,650	$99,099
HSBC Securities (USA), Inc.:
Canadian Dollar	10/26/22	(4,998,106)	3,880,229	261,759
Euro	10/26/22	(35,645,222)	36,327,062	1,338,446

				1,600,205
Total				$1,699,304

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	3,819	12/30/22	$427,966,688	$(21,631,057)
Ultra 10-Year Treasury Note	3,530	12/30/22	418,249,844	(17,400,161)
Total - Futures Long				(39,031,218)
Futures Short:
2 Year US Treasury Note	999	1/5/23	(205,185,235)	230,971
5 Year US Treasury Note	932	1/5/23	(100,197,282)	3,633,343
Ultra Long Term US Treasury Bond	24	12/30/22	(3,288,000)	302,438
US Treasury Long Bond	64	12/30/22	(8,090,000)	673,500
Total - Futures Short				4,840,252
Total				$(34,190,966)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.S39, Fixed Rate of 5.00%, Paid Quarterly	12/20/27	(166,250,000)	USD	$8,313,250	$(1,779,955)	$6,533,295

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Credit default swaps:
Average notional amount - buy protection	$168,269,625
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	12,518,998
Average amounts sold - in USD	54,528,080
Futures contracts:
Average notional amount of contracts - long	641,546,270
Average notional amount of contracts - short	229,384,184

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $2,066,014,167, which represents 76.2% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2022 is $12,268, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,668,663,724	$-
Bank Loans and Mezzanine Loans	-	187,208,548	1,483
Corporate Bonds	-	670,937,494	-
Mortgage-Backed Securities	-	737,946,238	-
Common Stocks	1,611,113	-	-
Preferred Stocks	-	5,457,162	10,785
Convertible Preferred Stocks	-	2,786,199	-
Investment Companies	-	114,092,748	-
Investments Purchased with Cash Collateral from Securities Lending	-	12,546,093	-
Total Investments in Securities	$1,611,113	$3,399,638,206	$12,268
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,699,304	-
Futures Contracts	4,840,252	-	-
Total Assets	$6,451,365	$3,401,337,510	$12,268
Liabilities
Other Financial Instruments(a):
Futures Contracts	$39,031,218	$-	$-
Centrally Cleared Swaps	-	1,779,955	-
Total Liabilities	$39,031,218	$1,779,955	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70288 11-22